Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Interest payable	8,750	14,641
Professional service fees payable	8,358	7,007
Payables to financial partners	5,662	5,713
Payables to non-performing assets disposal companies	4,899	5,627
Payable to business partner on behalf a third party	4,593	4,514
Deferred government grants	3,000	3,000
Payroll payable	3,668	2,947
Deferred service fee	1,885	1,714
Contractual penalty payable	—	2,000
Investment consideration payable	2,574	—
Others	5,574	5,114
Total	48,963	52,277